Chad E. Fickett Assistant General Counsel 720 East Wisconsin Avenue Milwaukee, WI 53202-4797 414 665 1209 office 414 625 1209 fax chadfickett@northwesternmutual.com

February 21, 2013

Securities and Exchange Commission

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-8629

Re:	Northwestern Mutual Variable Life Account

Variable Life File Nos. 2-89972; 811-3989

Variable CompLife File Nos. 33-89188; 811-3989

Variable Executive Life File Nos. 333-36865; 811-3989

Variable Joint Life File Nos. 333-59103; 811-3989

EDGAR CIK 0000742277 and

Northwestern Mutual Variable Life Account II

Custom Variable Universal Life File Nos. 333-136124; 811-21933

Executive Variable Universal Life File Nos. 333-136305; 811-21933

Survivorship Variable Universal Life File Nos. 333-136308; 811-21933

EDGAR CIK 0001359314

Post-Effective Amendments to Registration Statements on Form N-6

Ladies and Gentlemen:

We are submitting herewith the following Securities Act of 1933 Post-Effective Amendments, and the following Amendments under the Investment Company Act of 1940, to the Registration Statements on Form N-6 identified above:

	Post-Effective Amendment No.	Amendment No.

Northwestern Mutual Variable Life Account

Variable Life	40	45
Variable CompLife	23	46
Variable Executive Life	22	47
Variable Joint Life	22	48

Northwestern Mutual Variable Life Account II

Custom Variable Universal Life	8	28
Executive Variable Universal Life	9	29
Survivorship Variable Universal Life	8	30

Securities and Exchange Commission

February 21, 2013

With respect to the Registrants listed above, the prospectuses, filed as part of the Post-Effective Amendments referenced above, have been revised to update, clarify and rearrange certain disclosures therein, to reflect changes in the Transaction Fees and Periodic Charges section for some products, and to add disclosure reflecting the substitution application we intend to file with your office.

Our intention is that Post-Effective Amendments identified above become effective on May 1, 2013, in accordance with the provisions of paragraph (a)(1) of Rule 485.

Please call the undersigned with any questions or comments about this filing.

Very truly yours,

/s/ Chad E. Fickett

Chad E. Fickett
Assistant General Counsel

Enc.

cc:   Ashley Vroman-Lee